Recoverable Taxes - Summary of Recoverable Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Recoverable Taxes [Abstract]
Income Tax and Social Contribution Recoverable	$ 7,439	$ 3,706
Other Recoverable Taxes	1,868	806
Current tax assets, current	$ 9,307	$ 4,512